RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total assets	$ 446,482	$ 214,766	$ 304,661
Total liabilities	509,725	614,480	401,476
Total Viatar CTC Solutions Inc. stockholders' deficit	(53,639)	(390,045)	(36,469)
Noncontrolling interest	(9,604)	(9,669)	(60,346)
Scenario, Previously Reported [Member]
Total assets	507,104	259,548	312,588
Total liabilities	509,725	614,480	401,476
Total Viatar CTC Solutions Inc. stockholders' deficit	(2,541)	(354,786)	(31,190)
Noncontrolling interest	$ (80)	$ (146)	$ (57,698)